COMMITMENTS AND CONTINGENCIES - Royalty (Details) - USD ($)		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued liabilities		$ 26,931,887	$ 21,969,516
Royalty Agreements
COMMITMENTS AND CONTINGENCIES
Agreement period		3 years
Period to renew agreement		60 days
Agreement additional period		2 years
Minimum guarantee fee		$ 1,000,000
Minimum guarantee fee, initial payment		50,000
Minimum guarantee fee, 1st year		200,000
Minimum guarantee fee, 2nd year		375,000
Minimum guarantee fee, 3rd year		375,000
Minimum guarantee fee, renewal		1,500,000
Minimum guarantee fee, 4th year		750,000
Minimum guarantee fee, 5th year		750,000
Parties agreed to settle outstanding balance	$ 450,000
Gain on royalties		58,333
Accounts payable and accrued liabilities		$ 0	$ 508,333
Royalty Agreements | Bella Boxes
COMMITMENTS AND CONTINGENCIES
Royalty fee, 1st year (as a percent)		10.00%
Royalty fee, years 2 to 5 (as a percent)		12.00%
Royalty Agreements | Flower Products and Accessories
COMMITMENTS AND CONTINGENCIES
Royalty fee, 1st year (as a percent)		6.00%
Royalty fee, 2nd year (as a percent)		7.00%
Royalty fee, years 3 to 5 (as a percent)		8.00%